Financial Instruments and Risk Management (Details) - Schedule of Foreign Currency Risk - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule Of Foreign Currency Risk Abstract
Cash	$ 1,148,437	$ 245,858
Accounts payable and accrued liabilities	(87,810)	(93,630)
Total	$ 1,060,627	$ 152,228